Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING EXPENSES
General and administrative	$ 5,981	$ 4,115
Research and development	5,423	5,993
Total Operating Expenses	11,404	10,108
Loss from Operations	(11,404)	(10,108)
OTHER INCOME (EXPENSE)
Gain on investment	22	0
Interest expense	(194)	0
Interest expense - related party	(83)	0
Loss on extinguishment of debt	(825)	0
Loss on extinguishment of debt - related party	(333)	0
Net change in fair value of digital assets	(62)	0
Net change in fair value of trading marketable securities	0	282
Total other (expense) income	(1,475)	282
Provision for income taxes	0	0
NET LOSS	(12,879)	(9,826)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(70)	1
Total Other Comprehensive Income (Loss)	(70)	1
TOTAL COMPREHENSIVE LOSS	$ (12,949)	$ (9,825)
Basic and Diluted Loss per Common Share	$ (37.75)	$ (54.89)
Basic and Diluted Weighted Average Common Shares Outstanding	343	179